CONSOLIDATED STATEMENTS OF EARNINGS - USD ($) shares in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Profit or loss [abstract]
Revenues	$ 268.8	$ 282.4	$ 803.8	$ 734.6
Cost of sales	227.9	230.2	692.0	651.5
Gross profit	40.9	52.2	111.8	83.1
General and administrative expenses	(8.9)	(10.0)	(27.8)	(28.8)
Exploration expenses	(6.6)	(6.5)	(29.6)	(20.6)
Reversal of impairment charges	0.0	0.0	524.1	0.0
Other income	1.5
Other (expenses)		(1.9)	(8.0)	(10.2)
Earnings from operations	26.9	33.8	570.5	23.5
Share of net earnings from investments in associates and incorporated joint ventures, net of income taxes	3.6	2.5	10.2	7.5
Finance costs	(2.1)	(6.3)	(9.6)	(21.7)
Foreign exchange gain	2.0	0.0	8.8	1.0
Interest income and derivatives and other investment gains	7.3	5.5	14.8	88.7
Earnings before income taxes	37.7	35.5	594.7	99.0
Income taxes	(5.1)	(14.4)	(67.3)	(34.4)
Net earnings	32.6	21.1	527.4	64.6
Net earnings attributable to
Equity holders of IAMGOLD Corporation	30.8	17.0	519.3	57.9
Non-controlling interests	1.8	4.1	8.1	6.7
Net earnings	$ 32.6	$ 21.1	$ 527.4	$ 64.6
Weighted average number of common shares outstanding
Basic (in shares)	464.7	428.3	462.3	410.3
Diluted (in shares)	469.3	432.2	466.7	413.2
Earnings per share
Basic (in dollars per share)	$ 0.07	$ 0.04	$ 1.12	$ 0.14
Diluted (in dollars per share)	$ 0.07	$ 0.04	$ 1.11	$ 0.14